Average Annual Total Returns - 1290 DoubleLine Dynamic Allocation Fund	Mar. 01, 2021
SpFive [Member]
Average Annual Return:
1 Year	14.73%
Since Inception	11.60%
BloombergBarclayss [Member]
Average Annual Return:
1 Year	7.51%
Since Inception	4.24%
SandpFive [Member]
Average Annual Return:
1 Year	18.40%
Since Inception	16.23%
Class A
Average Annual Return:
1 Year	7.02%
Since Inception	7.62%
Inception Date	Mar. 07, 2016
Class I
Average Annual Return:
1 Year	13.52%
Since Inception	9.15%
Inception Date	Mar. 07, 2016
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	10.51%
Since Inception	7.04%
Inception Date	Mar. 07, 2016
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.50%
Since Inception	6.40%
Inception Date	Mar. 07, 2016
Class R
Average Annual Return:
1 Year	12.90%
Since Inception	8.60%
Inception Date	Mar. 07, 2016